SCHEDULE OF CHANGES IN ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for credit losses, beginning balance	$ 1,990	$ 8,384
Change in allowance	420	(6,394)	8,384
Allowance for credit losses, ending balance	$ 2,410	$ 1,990	$ 8,384